SHARE CAPITAL (Details Narrative)									3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 21, 2025 USD ($) shares	Jun. 12, 2025 USD ($) shares	May 05, 2025 USD ($) shares	Nov. 19, 2024 USD ($) shares	Aug. 21, 2024 USD ($) shares	Aug. 07, 2024 $ / shares	Apr. 29, 2024 USD ($) shares	Feb. 26, 2024 USD ($) shares	Sep. 30, 2025 CAD ($) $ / shares	Dec. 31, 2024 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2025 CAD ($) shares $ / shares	Sep. 30, 2024 CAD ($) shares	Dec. 31, 2024 shares	Mar. 27, 2024 $ / shares	Mar. 26, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares	$ 34,279,276	$ 18,758,889	$ 4,973,404	$ 5,272,234	$ 2,720,050		$ 4,882,168	$ 4,877,475
Issuance cost				755,397	343,676		779,615			$ 573,639		$ 4,977,946	$ 549,778
Net proceeds from issue of ordinary shares	31,592,641	17,113,545	4,307,745	4,516,837	2,376,374		4,102,553	4,124,977
Number of shares exercise | shares												5,711,131
Other income loss							671,747	441,166
Number of options, granted | shares												0
Adjustments for share based payments									$ 474,729		$ 400,575	$ 1,139,063	904,629
Exercise price, description						On August 7, 2024, the exercise price of the April 29, 2024 warrants were amended to $5.625.
Weighted average remaining contractual life of warrants												4 years 7 months 2 days		4 years 7 months 6 days
Warrants [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares		676,418	$ 427,407	4,942,719	2,559,974		4,422,815	2,859,509
Warrants [member] | Over allotment [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares			100,000
Prefunded Warrants [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares				$ 1,977,088	$ 591,265		$ 1,248,343	$ 431,084
Warrant exercise price | $ / shares									$ 4.4025			$ 4.4025			$ 0.1761	$ 0.36
October Warrants [member]
IfrsStatementLineItems [Line Items]
New exercise price of warrants | $ / shares						$ 5.6925
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares				1,200,000	320,000		258,000	88,000
Proceeds from issue of ordinary shares		18,082,472	$ 4,545,997	$ 329,515	$ 160,076		$ 396,137	$ 2,017,966
Issuance cost	$ 2,686,635	$ 1,625,345	$ 665,659					$ 752,498
Ordinary shares [member] | Over allotment [Member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares			100,000
Proceeds from issue of ordinary shares			$ 290,000
Issuance cost			28,030
Net proceeds from issue of ordinary shares			$ 265,970
Number of shares issuable upon conversion | shares			100,000
Common stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares	4,672,895	5,500,000	1,715,000	400,000	346,667		282,541	448,000
Number of shares exercise | shares														1,991,668
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance cost										$ 755,397		$ 7,203,673	$ 877,474
Shares returned to treasury shares | shares													(36,000)	(36,000)
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for restrcited share units | shares												134,191		25,353
Expense from share-based payment transactions with employees									$ 473,716		394,975	$ 1,136,023	$ 845,650
Stock options [member]
IfrsStatementLineItems [Line Items]
Adjustments for share based payments									$ 1,013		$ 5,600	$ 3,040	$ 58,978